BORROWINGS (Long-term Future Principal Repayments) (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
2019	¥ 186,571,525
2020	160,495,200
2021	274,528,000
2022	0
2023	0
Thereafter	1,519,807,574
Total	¥ 2,141,402,299	$ 75,189,000